LEASES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) agreement	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
LEASES
Right of use assets	$ 4,816,000		$ 4,816,000		$ 1,810,000	$ 2,289,000
Total lease liability	5,942,000		5,942,000		3,025,000	3,800,000
Impairment loss	0		0		0	0
Variable lease expenses	$ 46,000	$ 2,000	$ 85,000	$ 12,000	$ 40,000	$ 40,000
Number of service agreements contained embedded lease | agreement			2		1